Condensed Statement of Changes in Stockholders Deficit (USD $)	Preferred Stock Series A	Common Stock Class A	Common Stock Class B	Common Stock Class A Shares to be Issued	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2012		$ 6,360,920		$ 22,000	$ 1,320,337	$ (8,837,673)	$ (1,134,416)
Beginning Balance, Shares at Dec. 31, 2012		604,115,638		1,122,311
Make up shares issued for the transaction entered during the December 31, 2012 year end
Stock issued for cash ($0.05/share), Shares		961,538
Stock issued for cash ($0.05/share), Amount		50,000					50,000
Stock issued for cash ($0.05/share), Shares		945,537
Stock issued for cash ($0.05/share), Amount		50,000					50,000
Stock issued for cash ($0.06/share), Shares		822,368
Stock issued for cash ($0.06/share), Amount		50,000					50,000
Stock issued for cash ($0.08/share), Shares		884,434
Stock issued for cash ($0.08/share), Amount		75,000					75,000
Stock issued for cash ($0.06/share), Shares		3,521,126
Stock issued for cash ($0.06/share), Amount		200,000					200,000
Stock issued for cash ($0.05/share), Shares		1,838,235
Stock issued for cash ($0.05/share), Amount		100,000					100,000
Stock issued for cash ($0.05/share), Shares		1,923,077
Stock issued for cash ($0.05/share), Amount		100,000					100,000
Stock issued for cash ($0.05/share), Shares		2,100,840
Stock issued for cash ($0.05/share), Amount		100,000					100,000
Stock issued for cash ($0.04/share), Shares		5,208,334
Stock issued for cash ($0.04/share), Amount		200,000					200,000
Stock issued for cash ($0.04/share), Shares		3,063,725
Stock issued for cash ($0.04/share), Amount		125,000					125,000
Preferred Stock issued, Shares	2
Preferred Stock issued, Amount	5,217,800						5,217,800
Exercise of warrants in exchange for stock, Shares		9,857,142
Exercise of warrants in exchange for stock, Amount		400,000			(400,000)
Grant warrants for services					736,816		736,816
Grant 8,000,000 warrants for services, net of M2M adjustment for unvested warrants					396,083		396,083
Gain on the sale of the fixed asset to a related party							0
Net Loss						(7,467,685)	(7,467,685)
Ending Balance, Amount at Dec. 31, 2013	5,217,800	7,810,920		22,000	2,053,236	(16,305,358)	(1,201,402)
Ending Balance, Shares at Dec. 31, 2013	2	635,241,994		1,122,311
Stock issued for cash ($0.04/share), Shares		27,051,006
Stock issued for cash ($0.04/share), Amount		1,150,000					1,150,000
Shares issued for services, Shares		1,800,000
Shares issued for services, Amount		111,600					111,600
Exercise of warrants in exchange for stock, Shares		9,821,429
Exercise of warrants in exchange for stock, Amount		736,816			(736,816)
Grant warrants for services					574,642		574,642
Settlement of accounts payable with stock issuance, Shares		60,000
Settlement of accounts payable with stock issuance, Amount		3,509					3,509
Gain on the sale of the fixed asset to a related party					8,956		8,956
Net Loss						(1,872,987)	(1,872,987)
Ending Balance, Amount at Dec. 31, 2014	5,217,800	9,812,845		22,000	1,900,018	(18,178,345)	(1,225,682)
Ending Balance, Shares at Dec. 31, 2014	2	673,974,429		1,122,311
Exercise of warrants in exchange for stock, Shares		2,918,919
Exercise of warrants in exchange for stock, Amount		171,102			(171,102)
Grant warrants for services					72,317		72,317
Settlement of accounts payable with stock issuance, Shares		10,000
Settlement of accounts payable with stock issuance, Amount		321					321
Gain on the sale of the fixed asset to a related party							0
Net Loss						(416,175)	(416,175)
Ending Balance, Amount at Mar. 31, 2015	$ 5,217,800	$ 9,984,268		$ 22,000	$ 1,801,233	$ (18,594,520)	$ (1,569,219)
Ending Balance, Shares at Mar. 31, 2015	2	676,903,348		1,122,311